Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (2,775)	$ 918	$ 807
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	(535)	(1,681)	2,270
Unrealized gains (losses) on derivatives	27	89	245
Foreign currency translation adjustments	(3)	(29)	(50)
Other comprehensive income (loss), before income tax	(511)	(1,621)	2,465
Income tax (expense) benefit related to items of other comprehensive income (loss)	165	593	(813)
Other comprehensive income (loss), net of income tax	(346)	(1,028)	1,652
Comprehensive income (loss)	$ (3,121)	$ (110)	$ 2,459